OPERATING LEASES	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Operating Leases
OPERATING LEASES

Two further vessels are leased in on time charter from a third party and have been classified as operating leases. These leases are at fixed rates for an initial two year period, with an option to extend for an additional year. The minimum lease payments do not include the optional year as the company has assessed that it was not reasonably certain of extending the lease at the date the contracts were entered into. The Company has allocated the consideration due under the leases between the lease and non-lease components based upon the estimated stand alone price of the services provided by the owner of the vessels, which include the provision of crewing, vessel insurance, repairs and maintenance and lubes. The Company has recorded the non-lease component of $3.3 million within Ship operating expenses and has recognized the lease component of $4.2 million within Charter hire expense within the Consolidated Statement of Operations. Furthermore, the Company is committed to make rental payments under operating leases for office premises. Certain of these leases include variable lease elements linked to inflation indexes. Such variable payments have been estimated on the date of adoption based on the index at that time and included in the minimum lease payments. A lease expense of $1.4 million is recorded in Administrative expenses in the Consolidated Statement of Operations.

Rental expense
The future minimum rental payments under the Company's non-cancellable operating leases as at June 30, 2019 are as follows:

(in thousands of $)
Year 1	9,554
Year 2	2,333
Year 3	1,799
Year 4	1,677
Year 5	1,582
Thereafter	2,004
Total minimum lease payments	18,949
Less: Imputed interest	(1,344)
Present value of operating lease liabilities	17,605

The future minimum rental payments under the Company's non-cancellable operating leases as at December 31, 2018 are as follows:

(in thousands of $)
2019	17,348
2020	6,682
2021	550
2022	181
2023	41
Thereafter	—
24,802

Total expense for operating leases was $5.6 million for the six months ended June 30, 2019 (2018: $6.6 million). Total cash paid in respect of operating leases was $5.2 million in the six months ended June 30, 2019 (2018:$6.6 million). The weighted average discount in relation to the operating leases was 4.0% for the six months ended June 30, 2019 and the weighted average lease term was 4 years for the six months ended June 30, 2019.

Rental income
One of our LR2 and one Suezmax tanker were on fixed rate time charters at June 30, 2019 (2018: one vessel). Two vessels were on variable rate time charters at June 30, 2019 (2018: two vessels). One vessel was on a fixed rate time charter with a profit sharing clause. There are no further option periods in relation to these leases. The minimum future revenues to be received under our fixed rate contracts as of June 30, 2019 are as follows:

(in thousands of $)
Year 1	9,002
Year 2	—
Year 3	—
Year 4	—
Year 5	—
Thereafter	—
Total minimum lease payments	9,002

Our variable rate contracts are not based on an index but are based on the actual earnings of the vessels earned by our customers. As such they have been excluded from the minimum future revenues above. Profit share to be earned under our chartering arrangements are also excluded.

Our revenues from these leases have been included with time charter revenues in the Condensed Consolidated Statement of Operations, which solely relates to leasing revenues.

There are no options to extend our operating leases where we are lessor.

The cost and accumulated depreciation of vessels leased to third parties as of June 30, 2019 were $288.7 million and $47.5 million, respectively, and as of December 31, 2018 were $158.8 million and $12.3 million, respectively.

Contingent rental income
In July 2018, the Company entered into an agreement to charter-out one Suezmax tanker on a variable rate time charter for approximately one year. The Company recognized charter income of $3.6 million in the six month period ended June 30, 2019 in relation to this charter.

In September 2018, the Company entered into an agreement to charter-out one LR2 tanker on a variable rate time charter for approximately six months. The rate of hire is based on the actual earnings of the vessel, with no ceiling and no floor. The Company recognized charter income of $1.5 million in the six months ended June 30, 2019 in relation to this charter.

In January 2019, the Company entered into an agreement to charter-out one Suezmax tanker on a fixed rate time charter, including profit split. No profit split was recognized in the six months ended June 30, 2019.